Debt Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	Debt
The Company’s long-term debt consists of the bank loans and financing obligations summarized as follows (in thousands):

	September 30, 2020	December 31, 2019
$12.5 Million Credit Facility	$—	$8,617
$27.3 Million Credit Facility	—	8,813
$85.5 Million Credit Facility	33,531	46,499
$38.7 Million Credit Facility	—	10,200
$12.8 Million Credit Facility	—	11,475
$30.0 Million Credit Facility	26,166	27,198
$60.0 Million Credit Facility	24,029	26,573
$184.0 Million Credit Facility	66,552	130,145
$34.0 Million Credit Facility	30,786	31,571
$90.0 Million Credit Facility	72,550	82,100
$19.6 Million Lease Financing - SBI Rumba	15,935	16,883
$19.0 Million Lease Financing - SBI Tango	16,412	17,303
$19.0 Million Lease Financing - SBI Echo	16,548	17,396
$20.5 Million Lease Financing - SBI Hermes	18,091	19,059
$21.4 Million Lease Financing - SBI Samba	19,322	20,384
CMBFL Lease Financing	104,963	113,006
$45.0 Million Lease Financing - SBI Virgo & SBI Libra	40,383	40,027
AVIC Lease Financing	104,330	111,450
$67.3 Million Lease Financing	61,197	—
Total bank loans and financing obligations outstanding	650,795	738,699
Less: Current portion	(41,253)	(75,276)
	$609,542	$663,423

(amounts in thousands)	September 30, 2020			December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
Total debt, gross	$41,253	$609,542	$650,795	$75,276	$663,423	$738,699
Unamortized deferred financing costs	(504)	(8,304)	(8,808)	(1,161)	(9,164)	(10,325)
Total debt, net	$40,749	$601,238	$641,987	$74,115	$654,259	$728,374

Schedule of Long-term Debt Instruments [Table Text Block]
Secured Credit Facilities
The Company has six credit agreements with banks in place, which are collateralized by the Company’s vessels. The following is a summary of those credit agreements as of September 30, 2020:

($000’s)	$85.5 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	December 5, 2017	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	—	2	—	5	2	—
Ultramax	3	—	2	6	—	6

Interest Rate-LIBOR+	2.850%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	1.140%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	February 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount outstanding	33,531	26,166	24,029	66,552	30,786	72,550

Carrying Value of Vessels Collateralized	69,612	60,782	52,581	289,697	54,754	133,362

Interest And Finance Costs [Table Text Block]

	Nine Months Ended September 30,
(amounts in thousands)	2020	2019
Interest expense	$23,733	$34,188
Amortization of deferred financing costs	2,880	5,941
Write-off of deferred financing costs	366	446
Change in the fair value of interest rate caps	—	219
Other	373	219
Financial expense, net	$27,352	$41,013